CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		89 Months Ended	98 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Operating expenses:
Research and development	$ 3,168,607	$ 2,067,857	$ 8,903,394	$ 6,286,542	$ 8,537,130	$ 5,690,836	$ 36,845,208	$ 45,748,602
General and administrative	617,826	531,431	2,137,673	1,685,613	2,298,671	1,956,115	9,342,612	11,480,285
Total operating expenses	3,786,433	2,599,288	11,041,067	7,972,155	10,835,801	7,646,951	46,187,820	57,228,887
Loss from operations	(3,786,433)	(2,599,288)	(11,041,067)	(7,972,155)	(10,835,801)	(7,646,951)	(46,187,820)	(57,228,887)
Other (expense) income:
Interest income	1,362	658	8,353	5,898	7,849	28,771	414,120	422,473
Interest expense	(1,858,539)	0	(5,876,148)	0	(6,361,029)	0	(7,621,128)	(13,497,276)
Other (expense) income	1,964,273	(416,010)	990,807	2,107,679	2,801,199	(290,933)	3,494,046	4,484,853
Total other income (expense)	107,096	(415,352)	(4,876,988)	2,113,577	(3,551,981)	(262,162)	(3,712,962)	(8,589,950)
Net loss	(3,679,337)	(3,014,640)	(15,918,055)	(5,858,578)	(14,387,782)	(7,909,113)	(49,900,782)	(65,818,837)
Preferred stock dividends					0	81,651
Net loss available to common stockholders	$ (3,679,337)	$ (3,014,640)	$ (15,918,055)	$ (5,858,578)	$ (14,387,782)	$ (7,990,764)
Net loss per share - basic and diluted	$ (0.75)	$ (0.66)	$ (3.34)	$ (1.29)	$ (3.17)	$ (1.85)
Weighted-average shares outstanding -basic and diluted	4,932,064	4,541,868	4,767,851	4,539,432	4,540,320	4,314,324